UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1613 Duke Street
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul G. Dietrich
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Paul G. Dietrich                    Alexandria, Virginia              04-29-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 151
                                        -------------------

Form 13F Information Table Value Total: $ 184,494
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

Foxhall Capital Management, Inc.
FORM 13F
31-Mar-05

                                                                                                                  Voting Authority
                                                                                                                --------------------
                                   Title of                  Value      Shares/  Sh/   Put/  Invstmt  Other
Name of Issuer                     class       CUSIP         (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers  Sole    Shared  None
------------------------------     --------    ---------     --------   -------- ---   ----  -------  --------  ------- ------  ----
3M CO COM                          COM         88579Y101         930      10,855  SH         Sole                10,855
ABBOTT LABS                        COM         002824100         224       4,800  SH         Sole                 4,800
AES CORP COM                       COM         00130H105       1,575      96,145  SH         Sole                96,145
AETNA INC COM                      COM         00817Y108       1,312      17,500  SH         Sole                17,500
AFFILIATED COMPUTER SERVICES I     COM         008190100       1,514      28,440  SH         Sole                28,440
ALCOA INC                          COM         013817101         613      20,157  SH         Sole                20,157
ALLEGHENY ENERGY INC               COM         017361106         930      45,000  SH         Sole                45,000
ALLIED CAP CORP NEW COM            COM         01903Q108       2,321      88,926  SH         Sole                88,926
AMERICAN EAGLE OUTFITTERS INC      COM         02553E106       1,584      53,600  SH         Sole                53,600
AMERICAN EXPRESS                   COM         025816109         754      14,675  SH         Sole                14,675
AMERICAN INTL GROUP COM            COM         026874107         612      11,050  SH         Sole                11,050
AMERICAN STANDARD COMPANIES        COM         029712106       3,937      84,704  SH         Sole                84,704
AMETEK INC                         COM         031100100       5,121     127,228  SH         Sole               127,228
ANADARKO PETE CORP COM             COM         032511107         219       2,875  SH         Sole                 2,875
ANHEUSER BUSCH COS INC             COM         035229103         498      10,500  SH         Sole                10,500
APACHE CORP COM                    COM         037411105       1,371      22,395  SH         Sole                22,395
APPLE COMPUTER INC COM             COM         037833100       1,502      36,055  SH         Sole                36,055
APPLIED MATLS INC COM              COM         038222105         202      12,431  SH         Sole                12,431
ASTRAZENECA PLC                    COM         046353108         258       6,530  SH         Sole                 6,530
BANK OF NY CO INC                  COM         064057102       1,169      40,235  SH         Sole                40,235
BASF AG SPON ADR                   COM         055262505       2,616      37,084  SH         Sole                37,084
BB&T CORP COM                      COM         054937107       9,716     248,623  SH         Sole               248,623
BECKMAN COULTER                    COM         075811109       4,284      64,473  SH         Sole                64,473
BOSTON SCIENTIFIC CORP COM         COM         101137107         765      26,105  SH         Sole                26,105
BP AMOCO PLC - SPONS ADR           COM         055622104         551       8,831  SH         Sole                 8,831
BRISTOL MYERS SQUIBB CO            COM         110122108         224       8,785  SH         Sole                 8,785
BUCKEYE PARTNERS UTS LP            COM         118230101         258       5,650  SH         Sole                 5,650
BURLINGTON NRTHN SANTA COM         COM         12189T104       6,611     122,580  SH         Sole               122,580
BURLINGTON RES INC COM             COM         122014103       1,207      24,107  SH         Sole                24,107
CAPITAL LEASE FUNDING INC          COM         140288101         124      11,200  SH         Sole                11,200
CAPITAL ONE FINL CORP COM          COM         14040H105         856      11,450  SH         Sole                11,450
CAREMARK RX                        COM         141705103       1,181      29,700  SH         Sole                29,700
CARNIVAL CORP COM                  COM         143658300         451       8,703  SH         Sole                 8,703
CHEVRONTEXACO CORP COM             COM         166764100         564       9,671  SH         Sole                 9,671
CISCO SYSTEMS                      COM         17275R102         581      32,492  SH         Sole                32,492
CITIGROUP INC                      COM         172967101       1,557      34,641  SH         Sole                34,641
COCA COLA CO                       COM         191216100         556      13,350  SH         Sole                13,350
COHEN & STEERS QUALITY REIT        COM         19247L106         247      13,400  SH         Sole                13,400
COMMERCIAL METALS COM              COM         201723103       1,200      35,405  SH         Sole                35,405
COMMUNITY HEALTH SERVICES          COM         203668108       1,443      41,340  SH         Sole                41,340
COMVERSE TECHNOLOGY COM PAR $0     COM         205862402       1,303      51,682  SH         Sole                51,682
CONSOLIDATED EDISON                COM         209115104         912      21,625  SH         Sole                21,625
CONSTELLATION ENERGY COM           COM         210371100       1,188      22,976  SH         Sole                22,976
CVS CORP COM                       COM         126650100       4,794      91,109  SH         Sole                91,109
Chico's FAS Inc                    COM         168615102       1,604      56,770  SH         Sole                56,770
DISNEY WALT CO DEL                 COM         254687106         750      26,090  SH         Sole                26,090
DOLLAR TREE STORES COM             COM         256747106         228       7,950  SH         Sole                 7,950
DUKE ENERGY CORP                   COM         264399106         370      13,200  SH         Sole                13,200
DUN & BRADSTREET DEL COM NEW       COM         26483E100       1,180      19,205  SH         Sole                19,205
E M C CORP MASS COM                COM         268648102       1,154      93,650  SH         Sole                93,650
EMERSON ELECTRIC                   COM         291011104         286       4,401  SH         Sole                 4,401
EMPIRE FINANCIAL HOLDING COMPA     COM         291658102         190     200,000  SH         Sole               200,000
EXXON MOBIL CORP COM               COM         30231G102       2,172      36,449  SH         Sole                36,449
FANNIE MAE                         COM         313586109         310       5,685  SH         Sole                 5,685
FEDEX CORP                         COM         31428X106       1,543      16,420  SH         Sole                16,420
FIRST DATA CORP COM                COM         319963104       1,412      35,907  SH         Sole                35,907
FRANKLIN RESOURCES INC             COM         354613101       5,019      73,107  SH         Sole                73,107
FREDDIE MAC                        COM         313400301         413       6,535  SH         Sole                 6,535
FREEPORT MCMORAN COPPER & GOLD     COM         35671D857       1,162      29,335  SH         Sole                29,335
FRIEDMAN BILLINGS RAMS CL A        COM         358434108         636      40,080  SH         Sole                40,080
GENERAL DYNAMICS CORP COM          COM         369550108         241       2,250  SH         Sole                 2,250
GENERAL ELEC CO COM                COM         369604103       3,500      97,059  SH         Sole                93,219        3,840
GENLYTE GROUP INC                  COM         372302109       2,876      31,970  SH         Sole                31,970
GILLETTE CO                        COM         375766102         252       5,000  SH         Sole                 5,000
HALLIBURTON CO COM                 COM         406216101         281       6,494  SH         Sole                 6,494
HARRAHS ENTMT INC                  COM         413619107         438       6,780  SH         Sole                 6,780
HEALTHCARE RLTY TR COM             COM         421946104         526      14,425  SH         Sole                14,425
HEALTHCARE SVCS GP                 COM         421906108       1,733      71,475  SH         Sole                71,475
HEINZ H J CO COM                   COM         423074103         503      13,650  SH         Sole                13,650
HOME DEPOT INC                     COM         437076102       1,247      32,613  SH         Sole                32,613
HONEYWELL INTL INC COM             COM         438516106       1,149      30,891  SH         Sole                30,891
ICICI BANK ADS                     COM         45104G104       2,700     130,295  SH         Sole               130,295
INFOSYS TECH LTD                   COM         456788108       4,078      55,315  SH         Sole                55,315
INT'L BUSINESS MACHINES            COM         459200101         221       2,415  SH         Sole                 2,415
INTEL CORPORATION                  COM         458140100         694      29,864  SH         Sole                29,864
INVESTORS FINL SERVICE COM         COM         461915100       1,382      28,250  SH         Sole                28,250
ISHARES RUSSELL MIDCAP VALUE I     COM         464287473         318       2,821  SH         Sole                 2,821
ISHARES TR S&P SMLCAP 600          COM         464287804         391       2,464  SH         Sole                 2,464
J C PENNEY CO INC                  COM         708160106         590      11,368  SH         Sole                11,368
JACOBS ENGR GROUP DEL COM          COM         469814107       1,389      26,750  SH         Sole                26,750
JARDEN CORP                        COM         471109108       4,066      88,630  SH         Sole                88,630
JOHNSON & JOHNSON                  COM         478160104         834      12,420  SH         Sole                12,420
LEHMAN BROS HLDGS INC COM          COM         524908100         485       5,150  SH         Sole                 5,150
LINCARE HOLD                       COM         532791100       1,227      27,745  SH         Sole                27,745
MARRIOTT INTERNATIONAL INC NEW     COM         571903202       1,189      17,784  SH         Sole                17,784
MASSEY ENERGY CO                   COM         576206106       1,280      31,980  SH         Sole                31,980
MBNA CORP                          COM         55262L100         221       9,000  SH         Sole                 9,000
MCG CAPITAL CORPORATION            COM         58047P107         748      48,600  SH         Sole                48,600
MICROSOFT CORP                     COM         594918104       1,595      65,996  SH         Sole                65,996
MOLINA HEALTHCARE INC              COM         60855R100         697      15,115  SH         Sole                15,115
MOODYS CORP                        COM         615369105         508       6,285  SH         Sole                 6,285
MORGAN J P & CO INC                COM         46625H100         233       6,726  SH         Sole                 6,726
MORGAN STANLEY DEAN WITTER & C     COM         617446448         434       7,585  SH         Sole                 7,585
MSCI EMERGING MARKETS INDEX FU     COM         464287234         307       1,515  SH         Sole                 1,515
MYLAN LABS INC COM                 COM         628530107         327      18,450  SH         Sole                18,450
NAM TAI ELECTRONICS INC            COM         629865205       1,296      48,725  SH         Sole                48,725
NEWMONT MINING CORP COM            COM         651639106         362       8,564  SH         Sole                 8,564
NEXTEL PARTNERS INC                COM         65333f107       1,498      68,346  SH         Sole                68,346
NIKE INC CL B                      COM         654106103         302       3,630  SH         Sole                 3,630
NISOURCE INC                       COM         65473P105         271      11,900  SH         Sole                11,900
NOKIA CORP SPONSORED ADR           COM         654902204         848      54,980  SH         Sole                54,980
NORDSTROM INC COM                  COM         655664100         240       4,341  SH         Sole                 4,341
NORFOLK SOUTHERN CORP              COM         655844108       1,209      32,622  SH         Sole                32,622
NORTHERN DYNASTY MINERALS LTD      COM         66510M204       1,670     371,040  SH         Sole               371,040
PEABODY ENERGY CORP                COM         704549104       5,229     112,802  SH         Sole               112,802
PEPSICO INC                        COM         713448108         293       5,532  SH         Sole                 5,532
PFIZER INC COM                     COM         717081103       1,062      40,440  SH         Sole                36,120        4,320
PROCTER & GAMBLE CO                COM         742718109         639      12,060  SH         Sole                12,060
QORUS COM INC COM                  COM         747280105           1      20,849  SH         Sole                20,849
RAYOVAC CORP COM                   COM         755081106       4,562     109,660  SH         Sole               109,660
Rydex S&P Equal Weight             COM         78355W106         446       2,932  SH         Sole                 2,932
SHERWIN WILLIAMS CO COM            COM         824348106       4,734     107,617  SH         Sole               107,617
SMITHFIELD FOODS INC COM           COM         832248108         499      15,820  SH         Sole                15,820
SONIC CORP                         COM         835451105       5,253     157,268  SH         Sole               157,268
SOVEREIGN BANCORP INC              COM         845905108       1,767      79,748  SH         Sole                79,748
STARWOOD HOTELS&RESORT PAIRED      COM         85590A203       1,156      19,250  SH         Sole                19,250
SUN MICROSYSTEMS INC               COM         866810104          76      18,800  SH         Sole                18,800
SYSCO CORP                         COM         871829107         223       6,235  SH         Sole                 6,235
TEMPUR-PEDIC INTL INC              COM         88023U101       1,170      62,680  SH         Sole                62,680
TERADYNE INC COM                   COM         880770102         242      16,550  SH         Sole                16,550
TEXAS INSTRS INC COM               COM         882508104         546      21,435  SH         Sole                21,435
TIFFANY & CO NEW COM               COM         886547108         804      23,305  SH         Sole                23,305
TIME WARNER INC                    COM         887317105       1,530      87,157  SH         Sole                87,157
TOWNEBANK PORTSMOUTH COM           COM         89214P109       1,744      78,969  SH         Sole                78,969
TRANSOCEAN SEDCO FOREX ORD         COM         G90078109       1,418      27,548  SH         Sole                27,548
TSAKOS ENERGY NAVI LTD             COM         G9108L108       1,571      35,680  SH         Sole                35,680
UNION PAC CORP COM                 COM         907818108         357       5,119  SH         Sole                 5,119
US DOW JONES ENERGY                COM         464287796         335       4,450  SH         Sole                 4,450
UST INC                            COM         902911106       1,202      23,250  SH         Sole                23,250
USX MARATHON GROUP                 COM         565849106         345       7,360  SH         Sole                 7,360
VERIZON COMMUNICATIONS COM         COM         92343V104         240       6,750  SH         Sole                 6,750
WAL MART STORES INC                COM         931142103         543      10,835  SH         Sole                10,835
WATERSIDE CAP CORP COM             COM         941872103         780     149,141  SH         Sole               149,141
WATSCO INC COM                     COM         942622200       1,970      46,795  SH         Sole                46,795
WATTS INDS INC CL A                COM         942749102       1,958      60,050  SH         Sole                60,050
WELLPOINT HLT NETW NEW COM         COM         94973V107       2,489      19,859  SH         Sole                19,859
XL CAP LTD CL A                    COM         G98255105       1,158      16,000  SH         Sole                16,000

AM CENT PRIME                                  024932105          25      24,686  SH         Sole                24,686
BAC CAP TR I GTD CAP SECS                      055187207         347      13,500  SH         Sole                13,500
CHEVY CHASE PFD CAP CP PFD A E                 16678M207         486       8,315  SH         Sole                 8,315
CORPORATE INCOME FD                            219912862          53      57,957  SH         Sole                57,957
FEDERATED TOTAL RETURN GV FD I                 31428Q887         170      17,126  SH         Sole                17,126
IDEX SER FUND ALLCAP FUND CL B                 893958454         147      10,000  SH         Sole                10,000
IDEX TRANSAMERICA CONS HIGH YI                 893961201         109      12,000  SH         Sole                12,000
NUVEEN QUALITY PREF INCOME FUN                 67072C105         508      37,250  SH         Sole                37,250
PIMCO TOTAL RETURN FUND CL B                   693390437         106      10,000  SH         Sole                10,000
PROFUNDS OIL AND GAS ULTRASECT                 743185175         298      10,575  SH         Sole                10,575
PROFUND ULTRA SHORT OTC                        743185845         286      15,184  SH         Sole                15,184
PROFUND ULTRA SHORT S/C                        74318a331         273      11,243  SH         Sole                11,243
PROFUND UTILITIES ULTRASECTOR                  743185191         578      32,388  SH         Sole                32,388
SHEPHERD LARGE CAP GROWTH FUND                 257368100         146      40,761  SH         Sole                40,761